Derivative Financial Instruments - Additional Information (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of detailed information about hedges
Derivative financial assets	£ 1,178	£ 1,472
Derivative financial liabilities	762	891
Fair value
Disclosure of detailed information about hedges
Derivative financial assets	1,178	1,472
Derivative financial liabilities	762	£ 891
Group entities | Fair value
Disclosure of detailed information about hedges
Derivative financial assets	528		£ 802
Derivative financial liabilities	£ 275		£ 298